FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 8,201,279	¥ 57,942,855	$ 1,452,662	¥ 10,113,141	¥ 2,088,077	$ 611,401	¥ 4,256,449	¥ 142,624,020	¥ 38,878,076
Prepayments and other current assets, net	2,916,679	20,606,632	1,271,012	8,848,534			6,148,787
Total current assets	11,377,156	80,380,745	22,187,915	154,467,831			33,014,021
Investments in subsidiaries and VIEs	0	0	1,436,410	10,000,000			45,216,118
TOTAL ASSETS	13,403,446	94,696,688	26,064,977	181,459,156			164,687,440
Current liabilities:
Short-term borrowings	11,928,002	84,272,527	16,881,566	117,526,089			112,461,383
Warrants	45,527	321,656	28,527	200,000			1,490,844
Total current liabilities	69,115,802	488,310,055	151,984,055	1,058,082,595			908,423,767
Total liabilities	69,712,193	492,523,620	152,882,056	1,064,334,300			908,423,767
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares							6,502,658
Additional paid-in capital	364,296,094	2,573,788,331	364,783,889	2,539,552,478			2,496,069,065
Statutory reserves	3,973,331	28,071,982	4,032,288	28,071,982			28,071,982
Accumulated other comprehensive loss	(675,804)	(4,774,625)	(542,669)	(3,777,952)			(9,204,556)
Accumulated deficit	(419,000,821)	(2,960,282,699)	(489,938,842)	(3,410,856,231)			(3,233,061,063)
Total shareholders' deficit	(49,779,359)	(351,696,153)	(120,520,543)	(839,039,915)			(711,621,914)
Total liabilities and shareholders' equity	13,403,446	94,696,688	26,064,977	181,459,156			164,687,440
Parent Company
Current assets:
Cash and cash equivalents			20,669	143,896		$ 3	18	¥ 18,733	¥ 58,919
Prepayments and other current assets, net			9,175	63,873			61,979
Amounts due from intercompany			187,173,592	1,303,065,115			1,305,838,856
Total current assets			187,203,436	1,303,272,884			1,305,900,853
Investments in subsidiaries and VIEs			(241,536,174)	(1,681,526,537)			(1,635,525,945)
TOTAL ASSETS			(54,332,738)	(378,253,653)			(329,625,092)
Current liabilities:
Short-term borrowings			5,010,342	34,881,000			0
Accrued expenses and other current liabilities			1,663,184	11,578,754			5,248,838
Warrants			28,527	198,600			1,490,844
Convertible notes			59,485,752	414,127,908			375,257,140
Total current liabilities			66,187,805	460,786,262			381,996,822
Total liabilities			66,187,805	460,786,262			381,996,822
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares			0	0			6,502,658
Additional paid-in capital			364,783,889	2,539,552,478			2,496,069,065
Statutory reserves			4,032,288	28,071,982			28,071,982
Accumulated other comprehensive loss			(542,669)	(3,777,952)			(9,204,556)
Accumulated deficit			(489,938,842)	(3,410,856,231)			(3,233,061,063)
Total shareholders' deficit			(120,520,543)	(839,039,915)			(711,621,914)
Total liabilities and shareholders' equity			(54,332,738)	(378,253,653)			(329,625,092)
Class A ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	1,536,022	10,852,149	1,051,610	7,321,099
Class A ordinary shares | Parent Company
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares			1,051,610	7,321,099			0
Class B ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	$ 91,819	¥ 648,709	93,181	648,709
Class B ordinary shares | Parent Company
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares			$ 93,181	¥ 648,709			¥ 0